Borrowings (Details Narrative) ₨ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
IfrsStatementLineItems [Line Items]
Proceeds from current borrowings	$ 46,551	₨ 3,825,988,000	₨ 553,128,000	₨ 189,052,000
Borrowings		2,352,652,000	358,580,000
Bank Overdrafts [Member] | Federal Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value		₨ 2,000,000
Bank Overdrafts [Member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value			450,000
Factoring [Member]
IfrsStatementLineItems [Line Items]
Maturity date	On demand	On demand
Borrowings		₨ 1,089,699,000	351,399,000
Factoring [Member] | Federal Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value		400,000
Proceeds from current borrowings		₨ 396,049
[custom:PercentageOfFixedDeposits]	20.00%	20.00%
Factoring [Member] | ICICI Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value		₨ 300,000	450,000
[custom:FacilityCost-0]			₨ 351,399
Factoring [Member] | International Air Transport Association [Member]
IfrsStatementLineItems [Line Items]
Proceeds from current borrowings		93,400
Factoring [Member] | Axis Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value		550,000
Proceeds from current borrowings		₨ 549,416
[custom:PercentageOfFixedDeposits]	20.00%	20.00%
Factoring [Member] | IDFC Bank [Member]
IfrsStatementLineItems [Line Items]
Notional value		₨ 500,000
Proceeds from current borrowings		₨ 144,233
[custom:PercentageOfFixedDeposits]	20.00%	20.00%
Promissory Note [Member] | MAK Capital Fund [Member]
IfrsStatementLineItems [Line Items]
Principal amount		₨ 10,000,000
Interest rate		11.00%
Maturity date	October 5, 2023	October 5, 2023
Conversion price | ₨ / shares		₨ 1.00
Promissory Note [Member] | MAK Capital Fund [Member] | Ordinary Share [Member]
IfrsStatementLineItems [Line Items]
Conversion price | ₨ / shares		₨ 1.29
Promissory Note [Member] | MAK Capital Fund [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		3.00%
Promissory Note [Member] | MAK Capital Fund [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Interest rate		22.50%
Non Convertible Debentures [Member] | Black soil Capital Private Ltd [Member]
IfrsStatementLineItems [Line Items]
Notional value		₨ 500,000
Debentures issued | shares		300
Borrowings		₨ 300,000
Interest rate		14.25%
Non Convertible Debentures [Member] | Yatra Online Freight Private Limited [Member]
IfrsStatementLineItems [Line Items]
Notional value		₨ 100,000
Interest rate		14.00%
Debentures issued | shares		1,500
Fund received		₨ 150,000
Payments of borrowings		₨ 1,200